Note 11 - Right-of-use Assets, Net and Lease Liabilities - Evolution of Right-of-use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cost
Opening net book amount	$ 238,400
Increase due to business combinations	2,267
Currency translation adjustment	(74)
Additions	41,442
Disposals	(6,315)
Transfers
Closing net book amount	275,720
Depreciation
Accumulated at the beginning of the year
Translation differences	8
Depreciation charge	44,291
Transfers / Reclassifications
Disposals / Consumptions	(1,705)
Accumulated at the end of the year	42,594
Right-of-use assets	233,126
Land and civil buildings [member]
Cost
Opening net book amount	27,713
Increase due to business combinations	229
Currency translation adjustment	(88)
Additions	9,292
Disposals	(1,009)
Transfers
Closing net book amount	36,137
Depreciation
Accumulated at the beginning of the year
Translation differences	(3)
Depreciation charge	8,514
Transfers / Reclassifications
Disposals / Consumptions	(181)
Accumulated at the end of the year	8,330
Right-of-use assets	27,807
Industrial buildings, plant and production equipment [member]
Cost
Opening net book amount	202,352
Increase due to business combinations	2,038
Currency translation adjustment	6
Additions	24,985
Disposals	(4,488)
Transfers	496
Closing net book amount	225,389
Depreciation
Accumulated at the beginning of the year
Translation differences	3
Depreciation charge	31,869
Transfers / Reclassifications	(62)
Disposals / Consumptions	(1,229)
Accumulated at the end of the year	30,581
Right-of-use assets	194,808
Vehicles, furniture and fixtures [member]
Cost
Opening net book amount	8,335
Increase due to business combinations
Currency translation adjustment	8
Additions	7,165
Disposals	(818)
Transfers	(496)
Closing net book amount	14,194
Depreciation
Accumulated at the beginning of the year
Translation differences	8
Depreciation charge	3,908
Transfers / Reclassifications	62
Disposals / Consumptions	(295)
Accumulated at the end of the year	3,683
Right-of-use assets	$ 10,511